Stock Compensation Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 100.00
Upper ranges of exercise prices	$ 616.75
Number of Options Outstanding	26,658
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 6 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 376.76
Number of Options Exercisable	26,271
Options Exercisable, Weighted Average Exercise Price	$ 377.80
Range one [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 100.00
Upper ranges of exercise prices	$ 126.25
Number of Options Outstanding	893
Options Outstanding, Weighted Average Remaining Contractual Life - in years	6 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 116.85
Number of Options Exercisable	893
Options Exercisable, Weighted Average Exercise Price	$ 116.85
Range two [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 187.50
Upper ranges of exercise prices	$ 219.25
Number of Options Outstanding	1,657
Options Outstanding, Weighted Average Remaining Contractual Life - in years	1 year 4 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 212.86
Number of Options Exercisable	1,657
Options Exercisable, Weighted Average Exercise Price	$ 212.86
Range three [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 227.75
Upper ranges of exercise prices	$ 266.25
Number of Options Outstanding	5,840
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 5 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 254.36
Number of Options Exercisable	5,840
Options Exercisable, Weighted Average Exercise Price	$ 254.36
Range four [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 300.00
Upper ranges of exercise prices	$ 312.25
Number of Options Outstanding	5,765
Options Outstanding, Weighted Average Remaining Contractual Life - in years	4 years 1 month 2 days
Options Outstanding, Weighted Average Exercise Price	$ 301.05
Number of Options Exercisable	5,378
Options Exercisable, Weighted Average Exercise Price	$ 300.67
Range five [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 491.75
Upper ranges of exercise prices	$ 546.75
Number of Options Outstanding	11,324
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 1 month 13 days
Options Outstanding, Weighted Average Exercise Price	$ 497.93
Number of Options Exercisable	11,324
Options Exercisable, Weighted Average Exercise Price	$ 497.93
Range six [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices
Upper ranges of exercise prices	$ 616.75
Number of Options Outstanding	1,179
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 5 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 616.75
Number of Options Exercisable	1,179
Options Exercisable, Weighted Average Exercise Price	$ 616.75